Principal Accounting Policies - Schedule of Unobservable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term Investments	¥ 777,890	$ 109,564	¥ 724,413
Fair Value, Inputs, Level 3 [Member]
Short-term Investments			60,038
Contingent consideration for business combinations - short term	¥ 4,100	$ 577	¥ 4,100